Segment Reporting	9 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting

The following table includes results for the Partnership’s segments for the periods presented in these financial statements.

	Three Months Ended September 30,
	2017			2016
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	92,700	11,585	104,285	87,260	13,398	100,658
Voyage expenses	(716)	(750)	(1,466)	(175)	(180)	(355)
Vessel operating expenses	(22,172)	(4,552)	(26,724)	(16,751)	(5,304)	(22,055)
Depreciation and amortization	(22,580)	(2,400)	(24,980)	(19,317)	(4,724)	(24,041)
General and administrative expenses (i)	(2,330)	(463)	(2,793)	(3,008)	(565)	(3,573)
Write-down and loss on sales of vessels	—	(38,000)	(38,000)	—	—	—
Income (loss) from vessel operations	44,902	(34,580)	10,322	48,009	2,625	50,634
Equity income	1,417	—	1,417	13,514	—	13,514

	Nine Months Ended September 30,
	2017			2016
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	271,078	35,291	306,369	250,342	45,328	295,670
Voyage expenses	(1,664)	(2,235)	(3,899)	(418)	(936)	(1,354)
Vessel operating expenses	(62,211)	(13,902)	(76,113)	(48,717)	(17,603)	(66,320)
Depreciation and amortization	(69,639)	(8,255)	(77,894)	(58,476)	(12,045)	(70,521)
General and administrative expenses (i)	(9,283)	(2,309)	(11,592)	(12,049)	(2,816)	(14,865)
Write-down and loss on sales of vessels	—	(50,600)	(50,600)	—	(27,439)	(27,439)
Income (loss) from vessel operations	128,281	(42,010)	86,271	130,682	(15,511)	115,171
Equity income	6,797	—	6,797	52,579	—	52,579

(i)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to total assets presented in the consolidated balance sheets is as follows:

	September 30, 2017	December 31, 2016
	$	$
Total assets of the liquefied gas segment	4,307,812	3,957,088
Total assets of the conventional tanker segment	115,168	193,553
Unallocated:
Cash and cash equivalents	161,008	126,146
Accounts receivable and prepaid expenses	26,424	28,948
Advances to affiliates	9,245	9,739
Consolidated total assets	4,619,657	4,315,474